Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues:
Transportation	$ 97,801	$ 89,637	$ 91,420
Mining royalty land	4,261	4,510	5,067
Developed property rentals	18,044	17,191	18,066
Total revenues	120,106	111,338	114,553
Cost of operations:
Transportation	89,773	81,401	81,569
Cost of Operations Mining royalty land	1,404	1,402	1,590
Cost of Operations Developed property rentals	13,145	12,948	12,710
Unallocated corporate	1,415	1,084	2,556
Total cost of operations	105,737	96,835	98,425
Operating profit:
Operating profit Transportation	8,028	8,236	9,851
Operating profit Mining royalty land	2,857	3,108	3,477
Operating profit Developed property rentals	4,899	4,243	5,356
Unallocated corporate	(1,415)	(1,084)	(2,556)
Total operating profit	14,369	14,503	16,128
Interest income and other	303	446	90
Equity in loss of joint venture	(39)	(2)	(6)
Interest expense	(3,346)	(3,928)	(3,482)
Income before income taxes	11,287	11,019	12,730
Provision for income taxes	4,298	3,963	4,822
Income from continuing operations	6,989	7,056	7,908
Income (loss) from discontinued operations, net	5,222	315	(4,155)
Net income	$ 12,211	$ 7,371	$ 3,753
Basic earnings per common share
Continuing operations	$ 0.75	$ 0.77	$ 0.87
Discontinued operations	$ 0.57	$ 0.03	$ (0.46)
Net income	$ 1.32	$ 0.80	$ 0.41
Diluted earnings per common share
Continuing operations	$ 0.74	$ 0.75	$ 0.85
Discontinued operations	$ 0.55	$ 0.03	$ (0.45)
Net income	$ 1.29	$ 0.78	$ 0.40
Number of weighted average shares (in thousands) used in computing:
-basic earnings per common share	9,284	9,182	9,125
-diluted earnings per common share	9,451	9,424	9,352